Finance debt (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Finance Debt
Short-term debt	$ 14	$ 10
Current portion of long-term debt	1,987	2,132
Accrued interest on short and long-term debt	474	424
Total	$ 2,475	$ 2,566